Condensed Consolidated Statements of Cash Flows (Unaudited) - Staffing 360 Solutions, Inc. - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (7,370)	$ (9,989)	$ (26,041)	$ (16,994)
Adjustments to reconcile net loss income to net cash used in operating activities:
Depreciation and amortization	1,427	1,388	1,901	1,959
Amortization of debt discount and deferred financing costs	347	320	452	603
Bad debt expense		21
Right of use assets depreciation	826	973
Stock based compensation	545	1,167
Changes in operating assets and liabilities:
Accounts receivable	(1,744)	178
Prepaid expenses and other current assets	(655)	88
Other assets	831	7,403
Accounts payable and accrued expenses	(1,552)	(31)
Accrued Payroll Taxes	6,049
Accounts payable, related party	555
Other current liabilities	(243)	(247)
Other long-term liabilities	435	(599)
NET CASH (USED IN) PROVIDED BY CONTINUING OPERATING ACTIVITIES	(549)	672
Net cash used in discontinued operating activities:	(3,007)	(11,397)
NET CASH USED IN OPERATING ACTIVITIES	(3,556)	(10,725)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(53)	(138)
NET (USED IN) CASH PROVIDED BY CONTINUING INVESTING ACTIVITIES	(53)	(138)
Net cash used in discontinued investing activities	2,046	4,856
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	1,993	4,718
CASH FLOWS FROM FINANCING ACTIVITIES:
Third party financing costs, related party		(653)
Proceeds from related party note		2,000
Repayment of term loans		(900)
Payment in kind	700
Financing (repayments) on accounts receivable financing, net	2,140	(2,239)
Warrant inducement, net		2,292
Proceeds from sale of common stock		4,433
Payments made on earnouts	(500)
NET CASH PROVIDED BY CONTINUING FINANCING ACTIVITIES	2,340	4,933
Net cash provided by discontinued financing activities		(256)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,340	4,677
NET INCREASE TO (DECREASE IN) CASH	777	(1,330)
Effect of exchange rates on cash		19
Cash – Beginning of period	721	1,992	1,992
Cash – End of period	$ 1,498	681		1,992
Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss			(26,041)	(16,994)
Adjustments to reconcile net loss income to net cash used in operating activities:
Depreciation and amortization			1,901	1,959
Amortization of debt discount and deferred financing costs			452	603
Bad debt expense			96	(284)
Right of use assets depreciation			1,317	1,390
Stock based compensation			1,393	623
Changes in operating assets and liabilities:
Accounts receivable			3,431	3,414
Prepaid expenses and other current assets			457	(1,768)
Other assets			3,157	(2,178)
Accounts payable and accrued expenses			4,508	(712)
Accounts payable, related party				218
Other current liabilities			(152)	(439)
Other long-term liabilities			(4,313)	(4,009)
NET CASH (USED IN) PROVIDED BY CONTINUING OPERATING ACTIVITIES			(13,794)	(18,177)
Net cash used in discontinued operating activities:			2,127	8,844
NET CASH USED IN OPERATING ACTIVITIES			(11,667)	(9,333)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(320)	(215)
Acquisition of business, net of cash acquired				2,498
NET (USED IN) CASH PROVIDED BY CONTINUING INVESTING ACTIVITIES			(320)	2,283
Net cash used in discontinued investing activities			(1,708)	(581)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES			(2,028)	1,702
CASH FLOWS FROM FINANCING ACTIVITIES:
Third party financing costs, related party			(1,223)	(619)
Repayment of term loans			(738)	(14)
Proceeds from term loan			2,000	67
Financing (repayments) on accounts receivable financing, net			(3,510)	(2,624)
Warrant inducement, net			2,292
Proceeds from sale of common stock			4,993	4,013
Payments made on earnouts				(160)
NET CASH PROVIDED BY CONTINUING FINANCING ACTIVITIES			3,814	663
Net cash provided by discontinued financing activities			6,897	6,698
NET CASH PROVIDED BY FINANCING ACTIVITIES			10,711	7,361
NET INCREASE TO (DECREASE IN) CASH			(2,984)	(270)
Effect of exchange rates on cash			2,250	(2,381)
Cash – Beginning of period		$ 1,455	1,455	4,106
Cash – End of period			$ 721	$ 1,455